Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and employee benefits		¥ 3,416,836	$ 482,420	¥ 2,089,072
Payable to third parties	[1]	1,818,200	256,710	1,209,742
Deposit payable		2,017,770	284,887	619,786
Others		233,075	32,908	299,132
Total		¥ 7,485,881	$ 1,056,925	¥ 4,217,732

[1]	The balance mainly represents the payables for acquiring services for daily operations such as property fees, rent and utility bills as well as professional and consulting services as of December 31, 2022 and 2023.